Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net [Abstract]
Trade accounts receivable, net

	December 31, 2011	December 31, 2010
Trade accounts receivable	1,061	1,247
Provision for doubtful accounts	(15)	(17)
Total	1,046	1,230